Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 6 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following as of:

	September 30, 2025	December 31, 2024

Accounts receivable, net	6,917,040	4,466,047
Accounts receivable, net (non-current)	6,922,700	3,299,032
	13,839,740	7,765,079

Activity in the allowance for the credit losses for the three and nine months ended September 30, 2025 and 2024 was as follows:

	For the three months ended September 30, 2025	For the three months ended September 30, 2024
Balance at beginning of period	377,722	255,536
Additions charged to expense	471,040	158,992
Foreign currency translation adjustment	(5,603)	(1,167)
Balance at end of period	843,159	413,361

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Balance at beginning of period	545,799	-
Additions/(reversals)	302,963	414,780
Foreign currency translation adjustment	(5,603)	(1,419)
Balance at end of period	843,159	413,361

The Company performed an analysis of the trade receivables related to SSI India and determined, based on the deferred payment terms of the contracts, that a $6,922,700 (December 31, 2024: $3,299,032) may not be due and collectible in next one year and thus company classified these receivables as non-current.

Details of customers which accounted for 10% or more of total revenues during the three and nine months ended September 30, 2025, and September 30, 2024 and 10% or more of total accounts receivables as at September 30, 2025, and December 31, 2024.

	Percentage of revenue for the nine months ended		Percentage of revenue for the three months ended		Percentage of accounts receivables
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Customer A	0%	-	0%	-	-	13%
Customer B	0%	11%	0%	-	-	-
Customer C	0%	9%	0%	26%	-	-
Customer D	0%	4%	0%	10%	-	-
Customer E	0%	4%	0%	11%	-	-
Customer F	0%	4%	0%	12%	-	-
Customer G	4%	5%	0%	14%	3%	6%

NOTE 6 – ACCOUNTS RECEIVABLE

Accounts receivable consisted of:

	December 31,	December 31,
	2024	2023
Accounts receivable, net (current)	4,466,047	1,901,244
Accounts receivable, net (non-current)	3,299,032	2,365,013
Total accounts receivable, net	7,765,079	4,266,257

The Company performed an analysis of the trade receivables related to SSI-India and determined, based on the deferred payment terms of the contracts, that a $3,299,032 (December 31, 2023: $2,365,013) may not be due and collectible in the next one year and thus the Company classified these receivables as non-current.

Details of customers which accounted for 10% or more of total revenues or 10% or more of total accounts receivables during the years ended December 31, 2024, and 2023:

	Percentage of revenue		Percentage of accounts
	for year ended		receivable as of
	December 31,		December 31,
	2024	2023	2024	2023
Customer A	^	7%	5%	12%
Customer B	-	2%	-	13%
Customer C	-	18%	-	-
Customer D	3%	-	13%	-

^	represents less than 1%.